CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Tables)	12 Months Ended
Dec. 31, 2025
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Schedule of cash and cash equivalents

	2024	2025
Cash	633.2	1,152.7
Cash equivalents:
Money market funds	500.4	1,770.9
Bank deposits	1,301.0	754.5
Other cash equivalents	0.1	—
Total cash and cash equivalents	2,434.7	3,678.1

Schedule of aging analysis of accounts receivable

	2024	2025
Current	7.1	694.7
1-30 days	0.6	11.9
31-60 days	1.5	8.7
61-90 days	1.2	5.0
More than 90 days	0.9	4.0
Total Account receivable, gross	11.3	724.3
Allowance for current expected credit losses on trade receivables	(0.1)	(4.0)
Total Account receivables, net	11.2	720.3

Schedule of movements in the allowance for doubtful accounts

	2024	2025
Balance at beginning of period	0.4	0.1
Current period provision for expected credit losses	1.0	3.9
Write-off	(1.3)	—
Balance at the end of the period	0.1	4.0

Schedule of other current assets

	2024	2025
Term deposits, current	—	75.0
Prepaid other taxes	1.8	30.0
Security and guarantee deposits for next 12 months	6.2	8.8
Deferred expenses	2.1	8.4
Restricted cash	0.6	6.8
Prepaid income tax	3.0	3.4
Funds receivable	1.5	1.6
Interest receivable	21.6	0.4
Other	0.8	12.4
Total other current assets	37.6	146.8

Schedule of other non-current assets

	2024	2025
Prepaid rent	—	271.3
Prepaid other services	5.1	41.7
Restricted cash	0.1	36.7
Security and guarantee deposits over next 12 months	3.9	16.4
Loans receivable other	—	1.5
Deferred consideration receivable	3.8	—
Other non-current assets	0.5	0.3
Total other non-current assets	13.4	367.9

Schedule of accounts payable accrued and other liabilities

	2024	2025
Trade accounts payable for property and equipment	—	1,057.7
Operating lease liabilities, current	13.1	84.9
Trade accounts payable for other services	17.3	24.6
Government grant liability, current	—	17.5
Salary and other compensation to employees payable	10.9	14.2
Unused vacation reserve accrued	4.8	7.6
Tax liabilities accrued	181.9	0.4
Other liabilities	—	3.2
Accounts payable, accrued and other liabilities	228.0	1,210.1

Schedule of other accrued liabilities

	2024	2025
Avride SAFE liability and Tranche Right liability	—	102.7
Government grant liability, non-current	—	23.1
Trade accounts payable for property and equipment, non-current	—	15.3
Other non-current liabilities	0.6	2.0
Total other accrued liabilities	0.6	143.1

Schedule of government grants to asset

2025
Consolidated Balance Sheets
Accounts payable, accrued and other liabilities (current portion)	17.5
Other accrued liabilities (non-current portion)	23.1
Consolidated Statement of Operations
Operating costs and expenses (contra-expense):
Depreciation and amortization	(2.9)

Schedule of government grants related to income

2025
Consolidated Statement of Operations
Operating costs and expenses (contra-expense):
Cost of revenues	(0.8)
Sales, general and administrative	(0.1)

Schedule components of other Income/(loss), net

	2023	2024	2025
Gain from investments in money market funds	—	0.8	55.2
Foreign currency exchange gain / (loss), net	(2.4)	(17.8)	27.2
Other income / (loss), net	(1.3)	(0.4)	(1.8)
Total other income / (loss), net	(3.7)	(17.4)	80.6